Provisions - Schedule of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Provisions [Roll Forward]
Provision as of beginning of period	€ 323	€ 270
Cost of services	33	65
Discounting costs	5	10
Expense for the period	38	75
Actuarial gains or losses recognized in other comprehensive income	0	(22)
Provision as of the end of period	€ 361	€ 323